Deferred Tax Assets and Income Tax Provision	12 Months Ended
Aug. 31, 2019
Deferred Tax Assets and Income Tax Provision
Note 9- Deferred Tax Assets and Income Tax Provision

Deferred Tax Assets

At August 31, 2019, the Company had net operating loss (“NOL”) carry–forwards for Federal income tax purposes of $640,523 that may be offset against future taxable income through 2039. No tax benefit has been recorded with respect to these net operating loss carry-forwards in the accompanying financial statements as the management of the Company believes that the realization of the Company’s net deferred tax assets of approximately $134,500 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are offset by the full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realization. The valuation allowance decreased by $4,500 and $77,200 for the years ended August 31, 2019 and 2018, respectively.

Components of deferred tax assets are as follows:

	August 31, 2019	August 31, 2018
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$134,500	$139,000

Less valuation allowance	(134,500)	(139,000)

Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of loss before income taxes is as follows:

	For the year ended August 31, 2019	For the year ended August 31, 2018

Blended federal statutory income tax rate	21.00%	25.33%

Increase (reduction) in income tax provision resulting from:

Net operating loss (“NOL”) carry-forwards	(21.00)	(25.33)

Effective income tax rate	0.0%	0.0%

The Company’s income tax filings are subject to audit by various taxing authorities. The Company’s open audit periods are August 31, 2018 to the current tax year.